Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	5.90353%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,488,933.08

Principal:
Principal Collections	$25,205,075.49
Prepayments in Full	$11,107,905.39
Liquidation Proceeds	$681,935.69
Recoveries	$67,812.23
Sub Total	$37,062,728.80
Collections	$41,551,661.88

Purchase Amounts:
Purchase Amounts Related to Principal	$207,757.55
Purchase Amounts Related to Interest	$1,746.58
Sub Total	$209,504.13

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,761,166.01

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	10
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,761,166.01
Servicing Fee	$886,849.20	$886,849.20	$0.00	$0.00	$40,874,316.81
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,874,316.81
Interest - Class A-2a Notes	$962,785.38	$962,785.38	$0.00	$0.00	$39,911,531.43
Interest - Class A-2b Notes	$817,137.89	$817,137.89	$0.00	$0.00	$39,094,393.54
Interest - Class A-3 Notes	$2,125,593.75	$2,125,593.75	$0.00	$0.00	$36,968,799.79
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$36,682,862.29
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,682,862.29
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$36,487,765.29
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,487,765.29
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$36,348,156.12
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,348,156.12
Regular Principal Payment	$46,187,766.93	$36,348,156.12	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$41,761,166.01

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$36,348,156.12
Total					$36,348,156.12

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$20,587,438.02	$78.80	$962,785.38	$3.69	$21,550,223.40	$82.49
Class A-2b Notes	$15,760,718.10	$78.80	$817,137.89	$4.09	$16,577,855.99	$82.89
Class A-3 Notes	$0.00	$0.00	$2,125,593.75	$4.61	$2,125,593.75	$4.61
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$36,348,156.12	$27.62	$4,526,160.69	$3.44	$40,874,316.81	$31.06

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$203,405,362.41	0.7785851	$182,817,924.39	0.6997815
Class A-2b Notes	$155,717,023.85	0.7785851	$139,956,305.75	0.6997815
Class A-3 Notes	$461,250,000.00	1.0000000	$461,250,000.00	1.0000000
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$948,652,386.26	0.7209810	$912,304,230.14	0.6933562

Pool Information
Weighted Average APR	5.052%	5.072%
Weighted Average Remaining Term	48.88	48.11
Number of Receivables Outstanding	33,796	33,004
Pool Balance	$1,064,219,041.73	$1,026,343,350.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$974,978,200.52	$940,886,062.19
Pool Factor	0.7373103	0.7110694

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$85,457,288.13
Targeted Overcollateralization Amount	$123,878,730.99
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$114,039,120.18

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$673,017.29
(Recoveries)		17	$67,812.23
Net Loss for Current Collection Period			$605,205.06
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6824%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2918%
Second Prior Collection Period			0.3436%
Prior Collection Period			0.8572%
Current Collection Period			0.6948%
Four Month Average (Current and Prior Three Collection Periods)			0.5468%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		610	$2,561,945.30
(Cumulative Recoveries)			$89,072.08
Cumulative Net Loss for All Collection Periods			$2,472,873.22
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1713%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,199.91
Average Net Loss for Receivables that have experienced a Realized Loss			$4,053.89

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.71%	184	$7,274,666.67
61-90 Days Delinquent	0.14%	31	$1,422,774.51
91-120 Days Delinquent	0.02%	4	$159,785.21
Over 120 Days Delinquent	0.03%	5	$282,203.92
Total Delinquent Receivables	0.89%	224	$9,139,430.31

Repossession Inventory:
Repossessed in the Current Collection Period		19	$881,531.70
Total Repossessed Inventory		31	$1,580,295.95

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1156%
Prior Collection Period			0.1391%
Current Collection Period			0.1212%
Three Month Average			0.1253%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1817%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	10

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	89	$3,775,499.08
2 Months Extended	116	$4,871,790.47
3+ Months Extended	28	$1,143,446.47

Total Receivables Extended	233	$9,790,736.02
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer